NOTE RECEIVABLE	6 Months Ended
Apr. 30, 2024
NOTE RECEIVABLE
NOTE RECEIVABLE

NOTE 7 – NOTE RECEIVABLE

The Company originated a note receivable to a third party in the principal amount of $7.8 million on October 31, 2023. This note has a maturity date of October 31, 2025. The note bears a fixed interest rate of 2.0% per annum. As of both April 30, 2024 and October 31, 2023, the outstanding principal balance of this note was $7,800,000 and was recorded as “Note receivable” on the accompanying consolidated balance sheets.

The interest income related to notes receivable was $78,000 and $37,808 for the six months ended April 30, 2024 and 2023, respectively, and was included in “Interest income” on the unaudited condensed consolidated statements of operations and comprehensive loss.

As of April 30, 2024 and October 31, 2023, the outstanding interest balance related to notes receivable was $78,000 and $0, respectively, and was included in “Interest receivable” on the accompanying condensed consolidated balance sheets.